Income Taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Federal corporate income tax rate (as a percent)		18.21%	19.18%	13.47%
Income tax benefit attributable to Tax Act	$ 343,000
Income tax benefit related additional tax planning initiatives	143,000
Income tax benefit attributable to the pension contribution	306,000
Income tax benefit attributable to accounting method changes on tax return	$ 180,000